Equity (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity Note [Line Items]
Unrealized gain (loss) on securities arising during the period, Pre-tax amount	¥ 115,793	¥ 26,518	¥ 62,959
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	260	(426)	8,939
Net change in unrealized gain (loss) on securities, Pre-tax amount	116,053	26,092	71,898
Unrealized gain (loss) on derivative instruments arising during the period, Pre-tax amount	5,103	(3,988)	(2,371)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(2,460)	(2,018)	(2,457)
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	2,643	(6,006)	(4,828)
Foreign currency translation adjustments arising during the period, Pre-tax amount	140,542	156,586	126,695
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(3,453)	9,489	223
Net change in foreign currency translation adjustments, Pre-tax amount	137,089	166,075	126,918
Pension liability adjustments arising during period, Pre-tax amount	11,460	165,474	24,914
Prior service cost arising during period, Pre-tax amount		76,050	(178)
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Pre-tax amount	9,446	23,015	32,943
Less-Reclassification adjustment, Amortization of transition obligation, Pre-tax amount	156	169	169
Less-Reclassification adjustment, Amortization of prior service cost, Pre-tax amount	(8,971)	(9,527)	(8,470)
Less-Reclassification adjustment, Reclassification of prior service cost due to curtailment, Pre-tax amount		(12,894)
Other, Pre-tax amount	7,668	556	(665)
Net change in pension liability adjustments, Pre-tax amount	19,759	242,843	48,713
Unrealized gain (loss) on securities arising during the period, Tax benefit / (expense)	(39,652)	(10,226)	(20,920)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	(93)	191	(3,469)
Net change in unrealized gain (loss) on securities, Tax benefit / (expense)	(39,745)	(10,035)	(24,389)
Unrealized gain (loss) on derivative instruments arising during the period, Tax benefit / (expense)	(612)	393	(790)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	872	718	882
Net change in unrealized gain (loss) on derivative instruments, Tax benefit / (expense)	260	1,111	92
Foreign currency translation adjustments arising during the period, Tax benefit / (expense)	(7,226)	(6,125)	(14,450)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)		(3,479)	(80)
Net change in foreign currency translation adjustments, Tax benefit / (expense)	(7,226)	(9,604)	(14,530)
Pension liability adjustments arising during period, Tax benefit / (expense)	(1,452)	(53,301)	(5,852)
Prior service cost arising during period, Tax benefit / (expense)		(26,409)	63
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Tax benefit / (expense)	(2,994)	(7,450)	(10,305)
Less-Reclassification adjustment, Amortization of transition obligation, Tax benefit / (expense)	(54)	(61)	(61)
Less-Reclassification adjustment, Amortization of prior service cost, Tax benefit / (expense)	2,636	3,290	2,877
Less-Reclassification adjustment, Reclassification of prior service cost due to curtailment, Tax benefit / (expense)		4,531
Other, Tax benefit / (expense)	(1,525)	(202)	211
Net change in pension liability adjustments, Tax benefit / (expense)	(3,389)	(79,602)	(13,067)
Unrealized gain (loss) on securities arising during the period, Net-of-tax amount	76,141	16,292	42,039
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	167	(235)	5,470
Net change in unrealized gain (loss) on securities, Net-of-tax amount	76,308	16,057	47,509
Unrealized gain (loss) on derivative instruments arising during the period, Net-of-tax amount	4,491	(3,595)	(3,161)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(1,588)	(1,300)	(1,575)
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	2,903	(4,895)	(4,736)
Foreign currency translation adjustments arising during the period, Net-of-tax amount	133,316	150,461	112,245
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(3,453)	6,010	143
Net change in foreign currency translation adjustments, Net-of-tax amount	129,863	156,471	112,388
Pension liability adjustments arising during period, Net-of-tax amount	10,008	112,173	19,062
Prior service cost arising during period, Net-of-tax amount		49,641	(115)
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Net-of-tax amount	6,452	15,565	22,638
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Net-of-tax amount	102	108	108
Less-Reclassification adjustment, Amortization of prior service cost, Net-of-tax amount	(6,335)	(6,237)	(5,593)
Less-Reclassification adjustment, Reclassification of prior service cost due to curtailment, Net-of-tax amount		(8,363)
Other, Net-of-tax amount	6,143	354	(454)
Net change in pension liability adjustments, Net-of-tax amount	¥ 16,370	¥ 163,241	¥ 35,646